SCHEDULE OF RECLASSIFICATION (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Professional fees	$ 603,159	$ 415,120
Office and miscellaneous	1,886,108	704,519
Employee and management expenses	$ 3,501,014	1,849,546
Previously reported [member]
IfrsStatementLineItems [Line Items]
Professional fees		790,177
Office and miscellaneous		537,689
Employee and management expenses		1,641,319
Reclassification Adjustment [Member]
IfrsStatementLineItems [Line Items]
Professional fees		(375,057)
Office and miscellaneous		166,830
Employee and management expenses		$ 208,227